Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $329,811 and $317,617, respectively;includes $3,225 and $3,330, respectively, relating to variable interest entities)	$ 350,271	$ 324,797
Equity securities available-for-sale, at estimated fair value (cost: $3,208 and $3,621, respectively)	3,023	3,602
Trading and other securities, at estimated fair value (includes $473 and $463, respectively, of actively traded securities;and $280 and $387, respectively, relating to variable interest entities)	18,268	18,589
Mortgage loans:
Held-for-investment, principally at amortized cost (net of valuation allowances of $481 and $664, respectively; includes $3,187 and $6,840, respectively, at estimated fair value, relating to variable interest entities)	56,915	58,976
Held-for-sale, principally at estimated fair value (includes $10,716 and $2,510, respectively, under the fair value option)	15,178	3,321
Mortgage loans, net	72,093	62,297
Policy loans	11,892	11,761
Real estate and real estate joint ventures (includes $15 and $10, respectively, relating to variable interest entities)	8,563	8,030
Other limited partnership interests (includes $259 and $298, respectively, relating to variable interest entities)	6,378	6,416
Short-term investments, principally at estimated fair value	17,310	9,384
Other invested assets, principally at estimated fair value (includes $98 and $104, respectively, relating to variable interest entities)	23,581	15,400
Total investments	511,379	460,276
Cash and cash equivalents, principally at estimated fair value (includes $176 and $69, respectively, relating to variable interest entities)	10,461	12,957
Accrued investment income (includes $16 and $34, respectively, relating to variable interest entities)	4,344	4,328
Premiums, reinsurance and other receivables (includes $12 and $2, respectively, relating to variable interest entities)	22,481	19,799
Deferred policy acquisition costs and value of business acquired	24,619	24,465
Goodwill	11,935	11,781
Other assets (includes $5 and $6, respectively, relating to variable interest entities)	7,984	8,174
Assets of subsidiaries held-for-sale	0	3,331
Separate account assets	203,023	183,138
Total assets	796,226	728,249
Liabilities
Future policy benefits	184,275	170,922
Policyholder account balances	217,700	210,757
Other policy-related balances	15,599	15,750
Policyholder dividends payable	774	830
Policyholder dividend obligation	2,919	876
Payables for collateral under securities loaned and other transactions	33,716	27,272
Bank deposits	10,507	10,316
Short-term debt	686	306
Long-term debt (includes $3,068 and $6,902, respectively, at estimated fair value, relating to variable interest entities)	23,692	27,586
Collateral financing arrangements	4,647	5,297
Junior subordinated debt securities	3,192	3,191
Current income tax payable	193	297
Deferred income tax liability	6,395	967
Other liabilities (includes $60 and $93, respectively, relating to variable interest entities; and $7,626 and $0, respectively, under the fair value option)	30,914	20,366
Liabilities of subsidiaries held-for-sale	0	3,043
Separate account liabilities	203,023	183,138
Total liabilities	738,232	680,914
Contingencies, Commitments and Guarantees (Note 16)
Redeemable noncontrolling interests in partially owned consolidated subsidiaries	105	117
MetLife, Inc.'s stockholders' equity:
Common stock, par value $0.01 per share; 3,000,000,000 shares authorized; 1,061,150,915 and 989,031,704 shares issued at December 31, 2011and 2010, respectively; 1,057,957,028 and 985,837,817 shares outstanding at December 31, 2011 and 2010, respectively	11	10
Additional paid-in capital	26,782	26,423
Retained earnings	24,814	19,446
Treasury stock, at cost; 3,193,887 shares at December 31, 2011 and 2010	(172)	(172)
Accumulated other comprehensive income (loss)	6,083	1,145
Total MetLife, Inc.'s stockholders' equity	57,519	46,853
Noncontrolling interests	370	365
Total equity	57,889	47,218
Total liabilities and equity	796,226	728,249
Noncumulative Preferred Stock
MetLife, Inc.'s stockholders' equity:
Preferred Stock	1	1
Total equity	1	1
Convertible Preferred Stock
MetLife, Inc.'s stockholders' equity:
Preferred Stock		0
Total equity	$ 0	$ 0